Income tax	12 Months Ended
Dec. 31, 2024
Income tax
Income tax

Note 24. Income tax

	Year ended December 31,
(in thousands of euros)	2022	2023	2024
Loss before tax	(54,294)	(109,819)	(183,899)
Theoretical tax rate	25.0%	25.0%	25.00%
Tax benefit at theoretical rate	13,574	27,455	45,975
Tax credits	1,432	1,794	1,584
Permanent differences	(305)	478	(16,275)
Other permanent differences	(428)	(975)	(860)
Temporary differences	—	(30)	(34)
Tax rate differences	55	83	100
Non recognition of deferred tax assets related to tax losses and temporary differences	(14,309)	(28,930)	(30,569)
Impairment loss of deferred tax asset	—	(481)	(234)
Actual income tax benefit	20	(607)	(313)
of which
Current taxes	(34)	(62)	(305)
Deferred taxes	54	(545)	(8)
Effective tax rate	0.06%	0.06%	0.17%

As of December 31, 2024, income tax expenses amount to €0.3 million. The tax charge relates mainly to the profit made by Inventiva Inc. (see Note 8. - Deferred tax assets).

As the imputation of tax benefits on tax losses of Inventiva S.A., at short or mid-term, were considered unlikely due to the growth phase of the Company and regarding the nil projected tax rate as of December 31, 2023, no current taxes were recorded as of December 31, 2023, for Inventiva S.A.

Tax credits mainly include the CIR, non-taxable income, classified in other operating income (see Note 19. - Revenues and other income).

The allocation of tax benefits to the carryforward losses of Inventiva S.A., in the short or medium term, is considered unlikely given the Company’s growth phase as of December 31, 2024. Therefore, no current tax expense was recognized as of December 31, 2024, for Inventiva S.A. Tax credits mainly include the CIR, non - taxable income, classified in other operating income (see Note 19. – Revenues and other income).

The Company faced a tax loss in the years ended December 31, 2024, 2023 and 2022. As the recoverability of these tax losses is not considered probable in subsequent periods due to the uncertainties inherent in the Company’s business, no deferred tax assets were recognized in the consolidated financial statements as of December 31, 2024, December 31, 2023 nor as of December 31, 2022. Deferred tax assets recognized as of December 31, 2024 are related to Inventiva Inc. (see Note 8. – Deferred tax assets).